OTHER RECEIVABLES - Allowance for Impairment of tax Credits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year		$ 0	$ 0
Additions	[1]	1,586	0	$ (1,820)
Foreign exchange		(286)	0
Balance at end of year		$ 1,300	$ 0	$ 0

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).